Document and Entity Information	Mar. 10, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 10, 2025
Entity Registrant Name	TRUBRIDGE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41992
Entity Tax Identification Number	74-3032373
Entity Address Address Line 1	54 St. Emanuel Street
Entity Address City Or Town	Mobile
Entity Address State Or Province	AL
Entity Address Postal Zip Code	36602
City Area Code	251
Local Phone Number	639-8100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	TBRG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K of TruBridge, Inc. (the “Company”), originally furnished by the Company to the Securities and Exchange Commission (the “SEC”) on March 10, 2025 (the “Initial 8-K”). The sole purpose for filing this Form 8-K/A is to revise certain information contained in Exhibit 99.1 to the Initial Form 8-K related to the Company’s unaudited consolidated statements of operations, consolidated balance sheets, consolidated statements of cash flows, and non-GAAP financial measures (as defined in the Initial 8-K), as described further below.The information contained herein is being furnished pursuant to Item 2.02 of Form 8-K, “Results of Operations and Financial Condition.” This information shall not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or incorporated by reference in any filing under the Securities Act of 1933, as amended (the “Securities Act”), or the Exchange Act, except as shall be expressly set forth by specific reference in such a filing.
Entity Central Index Key	0001169445